Statement of Operations	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 1,042,637
Loss from Operations	(1,042,637)
Other Income (expense):
Change in fair value of warrant liability	(106,714,978)
Change in fair value of FPA	(69,874,782)
Compensation expense resulting from issuance of private placement warrants	(6,992,602)
Offering costs allocated to warrant liabilities	(1,150,871)
Total Other Income (expense)	$ (185,775,870)
Common Class A [Member]
Other Income (expense):
Weighted average shares outstanding of ordinary shares | shares	69,000,000
Basic and diluted net income per share, ordinary shares | $ / shares	$ 0.00
Common Class B [Member]
Other Income (expense):
Weighted average shares outstanding of ordinary shares | shares	16,748,571
Basic and diluted net income per share, ordinary shares | $ / shares	$ (11.09)